Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Summary of Aging of Groups Trade Receivables

The aging of the Group’s trade receivables is as follows:

	2024	2023
Current	86,760	92,293
1-30 days past due	12,787	15,127
31-60 days past due	2,527	2,488
61-90 days past due	681	1,381
91- days past due	1,389	2,882
Gross carrying amount	104,144	114,171
Allowance for expected credit losses	(778)	(1,220)
Net carrying amount	103,366	112,951

Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities

The tables below analyze the Group’s financial liabilities into maturity groupings based on their contractual maturities for:

a)
all non-derivative financial liabilities; and
b)
derivative financial instruments for which the contractual maturities represent the timing of the cash flows.
amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

December 31, 2024	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	3,441	10,324	11,303	17,654	14,384	57,106	45,083
Convertible Notes	—	—	—	546,842	—	546,842	324,395
Liabilities to credit institutions	5,142	13,624	16,684	151,977	—	187,427	121,973
Trade payables	60,152	—	—	—	—	60,152	60,152
Total non-derivatives	68,735	23,948	27,987	716,473	14,384	851,527	551,603

Derivatives
Foreign currency forward contracts- inflows	(3,541)	(2,361)	—	—	—	(5,902)	—
Foreign currency forward contracts- outflows	3,552	2,378	—	—	—	5,930	—
Total derivatives	11	17	—	—	—	28	2

December 31, 2023	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	4,208	12,625	15,892	35,121	66,486	134,332	89,002
Convertible Notes	—	—	—	546,842	—	546,842	323,528
Liabilities to credit institutions	5,503	14,617	19,262	171,296	—	210,678	120,305
Trade payables	64,368	—	—	—	—	64,368	64,368
Total non-derivatives	74,079	27,242	35,154	753,259	66,486	956,220	597,203

Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Allowance for Expected Credit Losses of Trade Receivables

The movements in the Group’s allowance for expected credit losses of trade receivables are as follows:

	2024	2023
As at January 1	(1,220)	(3,730)
Increase of allowance recognized in statement of operations during the year	(383)	(720)
Receivables written off during the year as uncollectible	170	1,912
Unused amount reversed	617	1,331
Translation differences	38	(13)
As at December 31	(778)	(1,220)

Currency Risk
Disclosure Of Financial Instruments [Line Items]
Summary of Exposure to Foreign Currency Risk

The Group’s primary exposure to foreign currency risk at the end of the reporting period, expressed in thousands of USD was as follows:

	As of December 31, 2024
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY	SEK/SGD	SEK/NOK	USD/SEK	SGD/CNY	GBP/EUR
Accounts receivables	—	8,957	—	—	—	—	—	259	—
Other receivables	112,180	—	12,500	—	5,074	23,175	72,493	—	—
S-T deposits	40,000	—	—	—	—	—	—	—	—
Liabilities to credit institutions	(131,290)	(1,320)	—	—	—	—	—	—	—
Trade payables	(1,496)	(11,170)	—	(22,761)	(1,232)	—	—	—	—
Lease liabilities	—	(1,789)	—	—	—	—	—	—	—
Other current liabilities	—	(5,654)	(21,830)	—	—	—	(158,710)	—	(4,528)
Total	19,394	(10,977)	(9,330)	(22,761)	3,842	23,175	(86,217)	259	(4,528)

	As of December 31, 2023
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY	SEK/SGD	SEK/NOK	USD/SEK	SGD/CNY	GBP/EUR
Accounts receivables	—	8,318	—	—	—	—	—	42,245	—
Other receivables	—	1,077	22,938	—	53,661	10,406	24,400	—	2,780
S-T deposits	170,000	—	—	—	—	—	—	—	—
Liabilities to credit institutions	(132,831)	(2,810)	—	—	—	—	—	—	—
Trade payables	(1,757)	(15,701)	—	(47,727)	(35,785)	—	—	—	—
Lease liabilities	—	(2,047)	—	—	—	—	—	—	—
Other current liabilities	(7,813)	—	—	—	—	—	(22,388)	—	—
Total	27,599	(11,163)	22,938	(47,727)	17,876	10,406	2,012	42,245	2,780

Summary of Sensitivity Analysis

The Group is primarily exposed to changes in SEK/USD, SEK/EUR, SEK/GBP, SEK/CNY, SEK/SGD, SEK/NOK, USD/SEK and SGD/CNY exchange rates. The Group’s risk exposure in foreign currencies:

Impact on loss before tax
	2024	2023	2022
SEK/USD exchange rate - increase/decrease 10%	+/- 1,939	+/- 2,760	+/- 12,883
SEK/EUR exchange rate - increase/decrease 10%	+/- 1,098	+/- 1,116	+/- 236
SEK/GBP exchange rate - increase/decrease 10%	+/- 933	+/- 2,294	+/- 586
SEK/CNY exchange rate - increase/decrease 10%	+/- 2,276	+/- 4,773	+/- 1,755
SEK/SGD exchange rate - increase/decrease 10%	+/- 384	+/- 1,788	+/- 1,491
SEK/NOK exchange rate - increase/decrease 10%	+/- 2,317	+/- 1,041	+/- 1,136
USD/SEK exchange rate - increase/decrease 10%	+/- 8,622	+/- 201	—
SGD/CNY exchange rate - increase/decrease 10%	+/- 26	+/- 4,224	+/- 3,112
GBP/EUR exchange rate - increase/decrease 10%	+/- 453	+/- 278	+/- 1,181

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to higher/lower interest expense primarily from liabilities to credit institutions as a result of changes in interest rates.

	Impact on loss before tax
	2024	2023	2022
Interest rates - increase by 100 basis points	+391	+28	+526
Interest rates - decrease by 100 basis points	-1,294	-375	-526
Interest rates - increase by 300 basis points	+417	+84	+1,578
Interest rates - decrease by 300 basis points	-2,351	-642	-1,578